Commitments And Contingencies (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Long-Term Purchase Commitment [Line Items]
Investments in joint venture	¥ 342,000
Commitment amount	149,702
Operating lease commitment outstanding	2,974
Maximum financial guarantees provided	98,000
Utilized guarantees	85,400
Security deposit | $		$ 3,000,000		$ 6,000,000
Restricted cash	21,248		¥ 41,383
Maximum forfeited security deposit upon non collection of contractual minimum annual service fees | $				$ 6,000,000
Financial Guarantee
Long-Term Purchase Commitment [Line Items]
Restricted cash | $		$ 3,000,000
Capital Expenditures
Long-Term Purchase Commitment [Line Items]
Long-Term Purchase Commitment, Amount	¥ 4,692